Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 163,652	₩ 194,469	₩ 204,668
Past service cost		(32,006)	(25,749)
Interest cost	(2,983)	534	961
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit obligations at January 1	1,481,339	1,595,423
Current service cost	163,652	194,469
Past service cost		(32,006)
Interest cost	35,614	42,360
Remeasurements (before tax)	(155,700)	(137,464)
Benefit payments	(124,701)	(95,675)
Curtailment of plans		(80,470)
Net transfers from (to) related parties	(2,645)	(5,349)
Others	(17)	51
Defined benefit obligations at December 31	₩ 1,397,542	₩ 1,481,339	₩ 1,595,423